Organization (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiaries and Consolidated Variable Interest Entities

The Company through its consolidated subsidiaries and variable interest entities (the “VIEs”) are principally engaged in the provision of hosting and related services after the disposal of subsidiaries which are engaged in managed network services in September 2017 (Note 4).

(a)	As of December 31, 2018, the significant subsidiaries of the Company, VIEs and subsidiaries of VIEs are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
21Vianet Mobile Limited (“21V Mobile”)	April 30, 2013	Hong Kong	100%	Investment holding and provision of telecommunication services
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1)	April 30, 2013	PRC	100%	Provision of technical and consultation services
21Vianet Ventures Limited (“Ventures”)	March 6, 2014	Hong Kong	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
21Vianet Zhuhai Financial Leasing Co., Ltd. (“Zhuhai Financial Leasing”) (1)	April 9, 2015	PRC	100%	Provision of financial leasing business services
21Vianet DRP Investment Holdings Limited (“DRP investment”)	January 10, 2017	Hong Kong	100%	Investment holding
Shihua DC Investment Holdings Limited (“Shihua Investment”)	March 14, 2017	Cayman	51%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1)	July 5, 2012	PRC	51%	Provision of technical and internet data center services
Foshan Zhuoyi Intelligence Data Co., Ltd. (“FS Zhuoyi”) (1)	July 7, 2016	PRC	51%	Provision of internet data center services
Dermot Holding Limited (“Dermot BVI”) (3)	August 8, 2014	British Virgin Islands	100%	Investment holding

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (“21Vianet Technology”) (1)/(2)	October 22, 2002	PRC	—	Provision of internet data center services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1)/(2)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (“WiFire Network”) (1)/(2)	April 1, 2014	PRC	—	Provision of telecommunication services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1)/(2)	March 15, 2006	PRC	—	Provision of internet data center services

Held directly by 21Vianet Beijing:
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1)/(2)	June 23, 2008	PRC	—	Provision of internet data center services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1)/(2)	December 19, 2011	PRC	—	Dormant company
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1)/(2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1)/(2)	September 30, 2014	PRC	—	Provision of internet data center services
Beijing Hongyuan Network Technology Co., Ltd. (“BJ Hongyuan”) (1)/(2)/(4)	December 8, 2014	PRC	—	Provision of internet data center services
Guangzhou Lianyun Big Data Co. Ltd. (1)/(2)	April 14, 2016	PRC	—	Provision of internet data center services

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)	August 10, 2014	PRC	100%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”).
(4)	On August 15, 2018, the Company through its subsidiary, 21Vianet Beijing disposed 49% equity interest of BJ Hongyuan to a third party.

Consolidated VIE before Eliminating Intercompany Balances

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Company:

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	233,673	548,921	79,837
Restricted cash	149,375	203,103	29,540
Accounts receivable (net of allowance for doubtful debt of RMB70,627 and RMB69,723 (US$10,141) as of December 31, 2017 and 2018, respectively)	342,276	375,515	54,616
Short-term investments	—	94,000	13,672
Prepaid expenses and other current assets	809,546	1,013,563	147,417
Amounts due from related parties	86,824	123,726	17,995

Total current assets	1,621,694	2,358,828	343,077

Non-current assets:
Property and equipment, net	2,331,139	3,103,995	451,457
Intangible assets, net	45,203	47,121	6,853
Land use rights, net	74,162	60,078	8,738
Goodwill	302,956	302,647	44,018
Restricted cash	—	33,729	4,906
Deferred tax assets	169,224	156,412	22,749
Amounts due from related parties	—	13,514	1,966
Other non-current assets	67,517	162,392	23,619
Long-term investments	355,894	219,005	31,853

Total non-current assets	3,346,095	4,098,893	596,159

Total assets	4,967,789	6,457,721	939,236

Current liabilities:
Short-term bank borrowings	50,000	50,000	7,272
Accounts and notes payable	157,970	258,048	37,532
Accrued expenses and other payables	368,190	392,619	57,104
Advance from customers	403,244	670,037	97,453
Deferred revenue	49,699	51,026	7,421
Income tax payable	7,400	8,519	1,239
Amounts due to inter-companies (1)	1,863,780	2,117,097	307,919
Amounts due to related parties	16,053	51,763	7,529
Current portion of capital lease obligations	201,315	219,695	31,953
Current portion of long-term bank borrowings	70,289	75,284	10,950
Deferred government grants	4,574	4,173	607

Total current liabilities	3,192,514	3,898,261	566,978

	As of December 31,
	2017	2018
	RMB	RMB	US$
Non-current liabilities:
Amounts due to inter-companies (1)	1,020,972	1,020,972	148,494
Amounts due to related parties	—	504,478	73,373
Non-current portion of long-term bank borrowings	187,638	112,000	16,290
Non-current portion of capital lease obligations	687,176	852,287	123,960
Unrecognized tax benefits	13,225	4,938	718
Deferred tax liabilities	109,339	84,568	12,300
Deferred government grants	17,861	11,619	1,690

Total non-current liabilities	2,036,211	2,590,862	376,825

Total liabilities	5,228,725	6,489,123	943,803

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net revenues	2,938,319	2,578,893	2,532,854	368,388
Net (loss) profit	(674,685)	(567,395)	52,986	7,706

	For the years ended December 31,
	2016 (As adjusted)	2017 (As adjusted)	2018
	RMB	RMB	RMB	US$
Net cash generated from operating activities	106,803	448,051	693,620	100,883
Net cash (used in) generated from investing activities	(470,955)	(604,507)	132,522	19,279
Net cash generated from (used in) financing activities	145,678	230,921	(423,467)	(61,590)
Net (decrease) increase in cash and cash equivalents and restricted cash	(218,474)	74,465	402,705	58,572

(1)

Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs.